DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Schedule of Impact of IFRS 16 on 2019 Profit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Depreciation expenses (included in research and development expenses)	$ 161	$ 309	$ 599
Operating loss	(19,989)	(21,947)	(21,089)
Financing expenses	2,206	1,005	891
Loss before taxes on income	(20,782)	$ (20,827)	$ (19,556)
Expected effect of adoption of IFRS 16 on subsequent year balances [Member]
Disclosure of initial application of standards or interpretations [line items]
Depreciation expenses (included in research and development expenses)	712
Operating lease expenses (included in research and development expenses)	(935)
Operating loss	(223)
Financing expenses	281
Loss before taxes on income	$ 58